ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Feb. 28, 2026
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of	As of
	February 28,	February 28,
	2025	2026
Accrued employee payroll and welfare benefits	$311,813	$362,302
Accrued operating expenses	104,321	97,633
Income tax payable	65,138	87,052
Refund liabilities	73,772	71,273
Other taxes payable	16,227	21,128
Others	10,956	32,956
Total	$582,227	$672,344